Fair value measurement - Summary of Valuation Inputs To The Fair Value of Purchase Options (Detail)	Dec. 31, 2024	Jun. 07, 2022
Electricity forward price, wind, measurement input | Derivatives | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	83	82
Electricity forward price, wind, measurement input | Derivatives | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	88	128
Electricity forward price, solar, measurement input | Derivatives | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	57	76
Electricity forward price, solar, measurement input | Derivatives | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	64	82
Investments in equity securities | Minority discount - increase by +5 percent points
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	(2,759,000)
Investments in equity securities | Minority discount - decrease by -5 percent points
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	2,759,000
Investments in equity securities | Overall price paid - increase by 5%
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	2,298,000
Investments in equity securities | Overall price paid - decrease by 5%
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	(2,298,000)